General and Administrative Expenses - Additional Information (Details) - General and Administrative Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
General and Administrative Expenses
Professional services, consulting and legal fees	€ 33,127
Professional services, issue of Azul warrants expenses	13,030
IT and communication expense incurred for cloud-based data analytics tool	€ 8,895	€ 13,527	€ 0